LEASES, COMMITMENTS AND CONTINGENCIES - Environmental Matters (Details) - Meadowlark Midstream Gathering System - USD ($) $ in Thousands	3 Months Ended	12 Months Ended
	Mar. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Accrual for Environmental Loss Contingencies [Roll Forward]
Accrued environmental remediation, beginning balance	$ 4,651	$ 5,636	$ 5,344
Payments made	(17)	(2,284)	(3,808)
Additional accruals		1,299	4,100
Accrued environmental remediation, ending balance	$ 4,634	$ 4,651	$ 5,636